Intangible assets, net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 11 – Intangible assets, net

Intangible assets, net, as of December 31, 2018 and 2017 consisted of the following:

	December 31,
	2018	2017

Backlog contract (Note 9)	$372	$372
Proprietary technology (Note 9)	26,179	26,179
Accumulated amortization	(3,972)	(2,663)
Intangible assets, net	$22,579	$23,888

Amortization expenses of intangible assets from continuing operations were $1,309, $1,402 and $1,261 for the years ended December 31, 2018, 2017 and 2016, respectively. Amortization expenses of intangible assets from discontinued operations were $1,968, $1,312 and $nil for the years ended December 31, 2018, 2017 and 2016, respectively.

During the course of the Company’s strategic review of its operations, the Company assessed the recoverability of the carrying value of the Company’s intangible assets. The impairment charge, if any, represented the excess of carrying amounts of the Company’s intangible assets over their fair value, using the expected future discounted cash flows. The Company believes that there was no impairment of its intangible assets for the years ended December 31, 2018, 2017 and 2016.

As of
December 31, 2018
, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2024 and
	2019	2020	2021	2022	2023	thereafter
	$	$	$	$	$	$
Amortization expenses	1,309	1,309	1,309	1,309	1,309	16,034